COMMITMENT AND CONTINGENT LIABILITIES (Details Narrative 2) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended							12 Months Ended
	May. 27, 2015	Mar. 31, 2016	Nov. 30, 2015	May. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2015	Apr. 26, 2016
Declaratory and Enforcement Order [Member] | InspireMD GmbH [Member]
Description of action taken by court						The court accepted a motion to dismiss the former CEO and president from the lawsuit.
Declaratory and Enforcement Order [Member] | Former CEO & President [Member]
Number of options granted	5,855							8,364
Exercise prices (in dollars per share)								$ 7.60
Description of action taken by plaintiff	Waived his entire claim against the Company, in consideration of the Company's consent to allow him to exercise 5,855 options of the Company's shares of common stock.
Former Service Provider [Member] | InspireMD GmbH [Member]
Description of action taken by court					The interest rate made by the Court of Appeal in Argentina was increased retroactively.
Description of domicile of litigation							Labor Court in Buenos Aires, Argentina
Maximum amount of claim							$ 193,378
Percentage of social benefits & legal expenses of awards							25.00%
Litigation provision					$ 340		$ 250		$ 100
Litigation expense		$ 20		$ 20
Settlement amount		80		$ 80
Increase decrease in loss contingency provision					$ 90				240
Payment for legal proceedings			$ 1,965
Former Service Provider [Member] | InspireMD GmbH [Member] | Euro [Member]
Maximum amount of claim		$ 1,075							$ 1,075
Former Service Provider [Member] | InspireMD GmbH [Member] | Argentina Pesos Interest Rate [Member]
Percentage of interest rate							18.50%
Former Service Provider [Member] | InspireMD GmbH [Member] | USA Dollar Interest Rate [Member]
Percentage of interest rate							6.00%
Litigation Case Finders Fees [Member] | Subsequent Event [Member]
Maximum amount of claim										$ 2,200